Customer deposits (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Customer Deposits Note Tables [Line Items]
Disclosure Of Customer Deposits Explanatory

USD m 31.12.23 31.12.22
Demand deposits 146,163 182,307
Retail savings / deposits 152,683 149,310
Sweep deposits 41,045 69,223
Time deposits
1
215,782 126,331
Total customer deposits 555,673 527,171
1 Includes customer deposits in UBS AG Jersey Branch placed by UBS Switzerland AG on behalf of its clients.

Funding From Group Explanatory

USD m 31.12.23 31.12.22
Debt contributing to total loss-absorbing capacity (TLAC) 51,102 42,073
Debt eligible as high-trigger loss-absorbing additional tier

1 capital instruments
11,286 10,654
Debt eligible as low-trigger loss-absorbing additional

tier 1 capital instruments
1,212 1,187
Other
1
3,682 2,232
Total funding from UBS Group AG measured at amortized cost
2,3
67,282 56,147
1 Includes debt not eligible as TLAC having

a residual maturity of less than one year

and high-trigger loss-absorbing additional tier 1 capital instruments that ceased to be eligible when UBS Group AG

issued notice
of redemption.

2 The Total

funding from UBS Group AG

measured at amortized cost consists

of subordinated debt of UBS

AG and its subsidiaries toward

UBS Group AG. Subordinated

debt consists of unsecured
debt obligations that are

contractually subordinated in right of

payment to all other

present and future non-subordinated

obligations of the respective

issuing entity. All instruments contributing

to TLAC are subordinated
since 1.1.2020.

3 UBS AG has also recognized funding from UBS Group AG that is designated at fair value.

Refer to Note 18b for more information.